Shareholder Report, Average Annual Return (Details) 197359_Cyber Hornet S-P 500 and Bitcoin 75-25 Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	27 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF NAV
Average Annual Return, Percent	7.02%	15.41%
S&P 500 and S&P Bitcoin 75/25 Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 and S&P Bitcoin 75/25 Blend Index
Average Annual Return, Percent	9.10%	19.90%
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index
Average Annual Return, Percent	8.39%	18.43%